UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: June 30, 2003

Check here if Amendment [x]; Amendment Number: 1
This Amendment (Check only one.):  [x] is a restatement.
                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     M.A. Greenwood & Associates, Inc.
Address:  Post Office Box 4278
       Fayetteville, Arkansas 72702

13f File Number:  28-4585

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:     Mary Ann Greenwood
Title:    President
Phone:    501-521-5353

Signature, Place, and Date of Signature:
Mary Ann Greenwood, Fayetteville, Arkansas, December 20, 2005
Report Type (check only one.):
[X]  13F HOLDINGS REPORT
[ ]  13F NOTICE
[ ]  13F COMBINATION REPORT

List of Other Mangers Reporting for this Manager:

None.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT
OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Manager:  0
Form 13F Information Table Entry Total: 50
Form 13F Information Table Value Total:  $106436
List of Other Included managers:  None.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABN AMRO ADR                   COM              000937102     1048    54878 SH       SOLE                    51028              3850
AOL Time Warner                COM              00184A105     1229    76393 SH       SOLE                    70208              6185
Agilent Technologies           COM              00846U101      262    13387 SH       SOLE                    12210              1177
American Express               COM              025816109     3448    82474 SH       SOLE                    76854              5620
AmerisourceBergen              COM              03073e105     1865    26890 SH       SOLE                    25040              1850
Bank of America                COM              060505104     1915    24235 SH       SOLE                    22095              2140
Boeing Company                 COM              097023105     2911    84815 SH       SOLE                    79315              5500
Bristol Myers Squibb           COM              110122108      706    25990 SH       SOLE                    24390              1600
Caterpillar, Inc               COM              149123101     2518    45230 SH       SOLE                    41560              3670
Cendant Corp                   COM              151313103     2807   153225 SH       SOLE                   143000             10225
ChevronTexaco                  COM              166764100     2304    31906 SH       SOLE                    29566              2340
Cisco Systems                  COM              17275R102     1943   115720 SH       SOLE                   104467             11253
Citigroup Inc                  COM              172967101     3294    76965 SH       SOLE                    69097              7868
Coca-Cola                      COM              191216100     1735    37375 SH       SOLE                    34080              3295
Diebold, Inc                   COM              253651103      749    17310 SH       SOLE                    16060              1250
Disney, (Walt) Co              COM              254687106     2254   114120 SH       SOLE                   105520              8600
DuPont deNemours               COM              263534109     1939    46562 SH       SOLE                    43097              3465
Exxon Mobil Corp               COM              30231G102     3665   102057 SH       SOLE                    93857              8200
Ford Motor Co                  COM              345370860      805    73205 SH       SOLE                    67236              5969
General Electric               COM              369604103     4497   156815 SH       SOLE                   146391             10424
General Motors                 COM              370442105     1039    28869 SH       SOLE                    25819              3050
Hewlett-Packard                COM              428236103      920    43187 SH       SOLE                    39787              3400
Hillenbrand Inds               COM              431573104      243     4825 SH       SOLE                     4825
Home Depot                     COM              437076102     2690    81220 SH       SOLE                    74347              6873
Honeywell Inc.                 COM              438516106     1993    74220 SH       SOLE                    68270              5950
Int'l Business Mach            COM              459200101     2649    32105 SH       SOLE                    30025              2080
Intel Corp                     COM              458140100     3035   145858 SH       SOLE                   134923             10935
International Paper            COM              460146103     1358    38019 SH       SOLE                    34719              3300
JP Morgan Chase                COM              46625H100     2941    86045 SH       SOLE                    80368              5677
Johnson & Johnson              COM              478160104     2447    47329 SH       SOLE                    44309              3020
Matsushita Elec ADR            COM              576879209      756    75262 SH       SOLE                    71062              4200
McDonalds Corp                 COM              580135101     2222   100746 SH       SOLE                    94806              5940
Merck                          COM              589331107     2949    48697 SH       SOLE                    44397              4300
Microsoft Corp                 COM              594918104     2025    78968 SH       SOLE                    72996              5972
Motorola, Inc                  COM              620076109      639    67736 SH       SOLE                    63116              4620
Nokia ADS                      COM              654902204     1926   117251 SH       SOLE                   108885              8366
Novartis AG ADR                COM              66987V109     1437    36095 SH       SOLE                    32415              3680
Pfizer Inc                     COM              717081103     3506   102657 SH       SOLE                    95899              6758
Procter & Gamble               COM              742718109     2709    30373 SH       SOLE                    28208              2165
RF Micro Devices               COM              749941100      355    60180 SH       SOLE                    55830              4350
Royal Dutch Pet ADR            COM              780257804     2943    63134 SH       SOLE                    58854              4280
Royal Phil Elec ADR            COM              500472303     2454   128405 SH       SOLE                   120764              7641
SAP AG ADR                     COM              803054204      590    20200 SH       SOLE                    18700              1500
Sony Corp ADR                  COM              835699307     1361    48617 SH       SOLE                    45192              3425
Tyco International             COM              902124106     2951   155475 SH       SOLE                   144195             11280
Tyson Foods Cl A               COM              902494103     2085   196305 SH       SOLE                   186410              9895
Unilever ADR                   COM              904784709      226     4192 SH       SOLE                     3742               450
United Technologies            COM              913017109     4177    58977 SH       SOLE                    54582              4395
Vivendi Univ. ADR              COM              92851S204      234    12680 SH       SOLE                    11880               800
Wal-Mart Stores                COM              931142103     9683   180419 SH       SOLE                   172919              7500